Acquisition Combined Earnings (Details) - USD ($)	6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 363,030	$ 872,366	$ 34,288,462	$ 24,992,504	$ 45,957,894	$ 37,607,873
Earnings	398,279	1,786,317	7,154,851	4,810,317	15,887,232	11,491,873
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period	$ (398,279)	$ (1,786,317)	$ (7,154,851)	$ (4,810,317)	$ (15,887,232)	$ (11,491,873)